Goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	Goodwill

Goodwill
As at January 1, 2024	$732,528
Exchange adjustments	(30,981)
As at December 31, 2024	701,547
Exchange adjustments	36,727
As at December 31, 2025	$738,274
The Group tests for impairment of goodwill annually, or more frequently if there are indications that goodwill might be impaired.
During the year ended December 31, 2024 and 2025, no impairment of goodwill has been recognized.